                        SUPPLEMENT DATED JANUARY 2, 1996

                                  TO PROSPECTUS
                                DATED MAY 1, 1995
                                       FOR
                FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY POLICY
                                    ISSUED BY
                       FARM BUREAU LIFE INSURANCE COMPANY


THE COMPANY, ACCOUNT AND FUND:  FARM BUREAU LIFE INSURANCE COMPANY

     In addition to the eight states listed at the bottom of page 7 of the Prospectus, the Company is also admitted to do business in, and may offer annuity contracts (including the Contract) in Idaho, Montana and Wyoming.


DESCRIPTION OF ANNUITY CONTRACT:  PROCEEDS ON THE RETIREMENT DATE

     The Non-Qualified Contracts issued on or after March 14, 1996 only permit a retirement date no later than the annuitant's age 70 or 10 years after the Contract date. Consequently, to change the retirement date for such Contracts, the requested retirement date must be no later than the annuitant's 70th birthday or any earlier date required by law. This information supplements the disclosure in the first and third paragraphs on page 14 of the Prospectus.


DISTRIBUTION OF THE CONTRACTS

     Distribution expenses of Contracts issued after January 2, 1996 may include commission overrides of up to 30% of the sales representative's commissions paid to managers of sales representatives. This information supplements the disclosure in the first full paragraph on page 26 of the Prospectus.

                                        [LOGO]


 VARIABLE ANNUITY

                                                                         [LOGO]
                       May 1, 1995

                       Prospectuses for:

                       Flexible Premium Deferred Variable
                       Annuity Contracts
                       issued by
                       Farm Bureau Life
                       Insurance Company
                       -------------------------------------------
                       FBL Variable Insurance
                       Series Fund
                       managed by
                       FBL Investment
                       Advisory Services, Inc.

                       Call Toll-Free
                       1-800-247-4170
                             225-5846 (Des Moines)

PROSPECTUS
--------------------------------------------------------------------------------

Farm Bureau Life Annuity Account
Individual Flexible Premium Deferred
Variable Annuity Contract

--------------------------------------------------------------------------------

This Prospectus describes the individual flexible premium deferred variable annuity contract (the "Contract") being offered by Farm Bureau Life Insurance Company (the "Company"). The Contract may be sold to or in connection with retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

Premiums and cash values are allocated, as designated by the owner, to one or more of the Subaccounts of the Farm Bureau Life Annuity Account (the "Account"), the Declared Interest Option, or both. The assets of each Subaccount will be invested solely in a corresponding portfolio of FBL Variable Insurance Series Fund (the "Fund"). The accompanying prospectus for the Fund describes its six Portfolios--the Growth Common Stock Portfolio, the High Grade Bond Portfolio, the High Yield Bond Portfolio, the Managed Portfolio, the Money Market Portfolio and the Blue Chip Portfolio. The cash value of the Contracts prior to the retirement date, except for amounts in the Declared Interest Option, will vary according to the investment performance of the portfolios of the Fund in which the selected Subaccounts are invested. THE OWNER BEARS THE ENTIRE INVESTMENT RISK ON AMOUNTS ALLOCATED TO THE ACCOUNT.

This Prospectus sets forth basic information about the Contract and the Account that a prospective investor ought to know before investing. Additional information about the Contract and the Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same as this Prospectus and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 27 of this prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the address or phone number shown below.
--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

Issued By

Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
Telephone: 1-800-247-4170; 515-225-5846

                         THE DATE OF THIS PROSPECTUS IS
                                  MAY 1, 1995

--------------------------------------------------------------------------------
                   TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                                     PAGE

EXPENSE TABLES...............................................................................................          3
------------------------------------------------------------------------------------------------------------------------
DEFINITIONS..................................................................................................          5
------------------------------------------------------------------------------------------------------------------------
SUMMARY......................................................................................................          6
------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION..............................................................................          7
------------------------------------------------------------------------------------------------------------------------
THE COMPANY, ACCOUNT AND FUND................................................................................          7
                                Farm Bureau Life Insurance Company...........................................          7
                                Iowa Farm Bureau Federation..................................................          7
                                Farm Bureau Life Annuity Account.............................................          8
                                FBL Variable Insurance Series Fund...........................................          8
                                Addition, Deletion or Substitution of Investments............................         10
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF ANNUITY CONTRACT..............................................................................         10
                                Issuance of a Contract.......................................................         10
                                Premiums.....................................................................         10
                                Free-Look Period.............................................................         10
                                Allocation of Premiums.......................................................         11
                                Variable Cash Value..........................................................         11
                                Transfer Privilege...........................................................         12
                                Partial Surrenders and Surrenders............................................         12
                                Death Benefit Before the Retirement Date.....................................         13
                                Proceeds on the Retirement Date..............................................         14
                                Payments.....................................................................         14
                                Modification.................................................................         14
                                Reports to Owners............................................................         14
                                Inquiries....................................................................         15
------------------------------------------------------------------------------------------------------------------------
THE DECLARED INTEREST OPTION.................................................................................         15
                                Minimum Guaranteed and Current Interest Rates................................         15
                                Transfers From Declared Interest Option......................................         16
                                Payment Deferral.............................................................         16
------------------------------------------------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS.......................................................................................         16
                                Surrender Charge (Contingent Deferred Sales Charge)..........................         16
                                Annual Administrative Charge.................................................         17
                                Transfer Processing Fee......................................................         17
                                Mortality and Expense Risk Charge............................................         17
                                Fund Expenses................................................................         17
                                Premium Taxes................................................................         17
                                Other Taxes..................................................................         17
------------------------------------------------------------------------------------------------------------------------
PAYMENT OPTIONS..............................................................................................         18
                                Election of Options..........................................................         18
                                Description of Options.......................................................         18
------------------------------------------------------------------------------------------------------------------------
YIELDS AND TOTAL RETURNS.....................................................................................         19
------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX MATTERS..........................................................................................         20
                                Introduction.................................................................         20
                                Tax Status of the Contract...................................................         21
                                Taxation of Annuities........................................................         22
                                Transfers, Assignments or Exchanges of a Contract............................         24
                                Withholding..................................................................         24
                                Multiple Contracts...........................................................         24
                                Taxation of Qualified Plans..................................................         24
                                Possible Charge for the Company's Taxes......................................         25
                                Other Tax Consequences.......................................................         25
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS................................................................................         25
------------------------------------------------------------------------------------------------------------------------
LEGAL PROCEEDINGS............................................................................................         26
------------------------------------------------------------------------------------------------------------------------
VOTING RIGHTS................................................................................................         26
------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................................................         26
------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS........................................................         27
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   EXPENSE TABLES
--------------------------------------------------------------------------------
The following expense information assumes that the entire cash value is variable cash value.

OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Premiums......................................................        None
  Maximum Surrender Charge (contingent deferred sales charge) as a percentage of the
   amount surrendered...................................................................           6%
  Transfer Processing Fee...............................................................        None*

ANNUAL ADMINISTRATIVE CHARGE............................................................  $       30

ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)
  Mortality and Expense Risk Charge.....................................................        1.25%
  Other Account Expenses................................................................        None
    Total Account Expenses..............................................................        1.25%

ANNUAL FUND EXPENSES (as a percentage of average net assets)


                                                                                            GROWTH COMMON
                                                                                           STOCK PORTFOLIO
                                                                                          -----------------
 Management Fees (investment advisory fees).............................................          0.50%
  Other Expenses After Reimbursement....................................................          0.05%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

                                                                                             HIGH GRADE
                                                                                           BOND PORTFOLIO
                                                                                          -----------------
 Management Fees (investment advisory fees).............................................          0.30%
  Other Expenses After Reimbursement....................................................          0.25%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

                                                                                             HIGH YIELD
                                                                                           BOND PORTFOLIO
                                                                                          -----------------
 Management Fees (investment advisory fees).............................................          0.50%
  Other Expenses After Reimbursement....................................................          0.05%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

                                                                                               MANAGED
                                                                                              PORTFOLIO
                                                                                          -----------------
 Management Fees (investment advisory fees).............................................          0.55%
  Other Expenses After Reimbursement....................................................          0.00%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

                                                                                            MONEY MARKET
                                                                                              PORTFOLIO
                                                                                          -----------------
  Management Fees (investment advisory fees)............................................          0.30%
  Other Expenses After Reimbursement....................................................          0.25%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

                                                                                              BLUE CHIP
                                                                                              PORTFOLIO
                                                                                          -----------------
  Management Fees (investment advisory fees)............................................          0.20%
  Other Expenses After Reimbursement....................................................          0.35%
    Total Annual Fund Expenses (after reimbursements)...................................          0.55%

The above tables are intended to assist the owner of a contract in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account based on the actual expenses for each Portfolio of the Fund for the 1994 fiscal year. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectus for the Fund which accompanies this prospectus.

The annual expenses listed for all of the Portfolios of the Fund are net of certain reimbursements by the Fund's investment adviser. Operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of a Portfolio that exceed 1.50% of the Portfolio's average daily net assets for any fiscal year are reimbursed by the Fund's investment adviser up to the amount of the advisory fee. In addition, the investment

* The Company reserves the right to charge a transfer fee in the future. See "Charges and Deductions."

adviser has voluntarily agreed to reimburse each Portfolio for expenses that exceed .55% of the Portfolio's average daily net assets for the fiscal year ending December 31, 1995. Although there can be no assurance that this reimbursement will be continued, the Fund expects it to be renewed for the 1996 fiscal year. Absent the reimbursements, the Portfolio's total expenses for the 1994 fiscal year would have been: Growth Common Stock 0.77%, High Grade Bond 0.80%, High Yield Bond 0.84%, Managed 0.80%, Money Market 0.82% and Blue Chip 0.81%.

EXAMPLES: An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered or is annuitized at the end of the applicable time period:

SUBACCOUNT                                                                                    1 YEAR       3 YEARS      5 YEARS
------------------------------------------------------------------------------------------  -----------  -----------  -----------
Growth Common Stock.......................................................................   $     108    $     189    $     269
High Grade Bond...........................................................................         108          189          269
High Yield Bond...........................................................................         108          189          269
Managed...................................................................................         108          189          269
Money Market..............................................................................         108          189          269
Blue Chip.................................................................................         108          189          269

SUBACCOUNT                                                                                   10 YEARS
------------------------------------------------------------------------------------------  -----------
Growth Common Stock.......................................................................   $     508
High Grade Bond...........................................................................         508
High Yield Bond...........................................................................         508
Managed...................................................................................         508
Money Market..............................................................................         508
Blue Chip.................................................................................         508

2. If the Contract is not surrendered or annuitized at the end of the applicable time period:

SUBACCOUNT                                                                                    1 YEAR       3 YEARS      5 YEARS
------------------------------------------------------------------------------------------  -----------  -----------  -----------
Growth Common Stock.......................................................................   $      48    $     146    $     247
High Grade Bond...........................................................................          48          146          247
High Yield Bond...........................................................................          48          146          247
Managed...................................................................................          48          146          247
Money Market..............................................................................          48          146          247
Blue Chip.................................................................................          48          146          247

SUBACCOUNT                                                                                   10 YEARS
------------------------------------------------------------------------------------------  -----------
Growth Common Stock.......................................................................   $     508
High Grade Bond...........................................................................         508
High Yield Bond...........................................................................         508
Managed...................................................................................         508
Money Market..............................................................................         508
Blue Chip.................................................................................         508

The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual administrative charge is $30 and that the cash value per contract is $10,000, which translates the administrative charge into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

--------------------------------------------------------------------------------
                   DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT......................  Farm Bureau Life Annuity Account.
ANNUITANT....................  The person whose  life determines  the annuity benefits  payable under  the
                               Contract  and whose death determines the death benefit. The owner is always the annuitant.
BENEFICIARY..................  The person to whom the proceeds payable on the death of the owner/annuitant will be paid.
BUSINESS DAY.................  Each day that the New York Stock  Exchange is open for trading, except  the day  after Thanksgiving, the day  after Christmas and any  day on which the
                               Home Office is closed  because of a weather-related  or comparable type  of emergency  and  is  unable  to  segregate  orders  and  redemption requests received on that day.
CASH SURRENDER VALUE.........  The cash value less any applicable surrender charge.
CASH VALUE...................  The total amount invested under the Contract.  It is the sum of the  values of  the Contract in  each subaccount of  the Account plus  the value of the
                               Contract in the Declared Interest Option.
THE CODE.....................  The Internal Revenue Code of 1986, as amended.
CONTRACT ANNIVERSARY.........  Same date in each Contract Year as the Contract Date.
CONTRACT DATE................  The date  set forth  on the  data page  of the  Contract which  is used  to determine Contract Years and Contract Anniversaries.
CONTRACT YEAR................  A  twelve-month  period beginning  on the  Contract Date  or on  a Contract
                               Anniversary.
DECLARED INTEREST OPTION.....  An investment option  under the  Contract funded by  the Company's  general account.  It is not part of, nor dependent upon, the investment performance of the Account.
DUE PROOF OF DEATH...........  Proof of death satisfactory to the  Company. Such proof may consist of  the following if acceptable to the Company:
                               (a)  a certified copy of the death certificate;
                               (b)  a certified copy of a court decree reciting a finding of death; or
                               (c)  any other proof satisfactory to the Company.
GENERAL ACCOUNT..............  The  assets of the Company other than those allocated to the Account or any other separate account of the Company.
HOME OFFICE..................  The principal offices of  the Company at 5400  University Avenue, West  Des
                               Moines, Iowa 50266.
NON-QUALIFIED CONTRACT.......  A Contract that is not a "Qualified Contract."
OWNER........................  The annuitant. Also the person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.
QUALIFIED CONTRACT...........  A Contract that is issued in connection with plans that qualify for special federal  income tax  treatment under  Sections 401,  403(b), or  408 of the
                               Code.
RETIREMENT DATE..............  The date when the cash value will be applied under a payment option, if the annuitant is still living.
SEC..........................  U.S. Securities and Exchange Commission.
SUBACCOUNT...................  A subdivision  of  the Account,  the  assets of  which  are invested  in  a corresponding portfolio of the Fund.
VALUATION PERIOD.............  The  period that starts at  3:00 p.m. central time  on one Business Day and ends at 3:00 p.m. central time on the next succeeding Business Day.
WRITTEN NOTICE...............  A written request or notice in a form satisfactory to the Company which  is signed by the owner and received at the Home Office.

--------------------------------------------------------------------------------
                   SUMMARY
--------------------------------------------------------------------------------
THE CONTRACT
                       ISSUANCE OF A CONTRACT. Contracts may be sold in connection with retirement plans which may or may not qualify for special federal tax treatment under the Code. There is no maximum age for owners on the Contract date. (See "Issuance of a Contract.")
                       FREE-LOOK PERIOD. The owner has the right to return the Contract within 10 days after he or she receives it. The returned Contract will become void. The Company will return to the owner an amount equal to the greater of the premiums paid or the cash value on the date the returned Contract is received at our Home Office plus administrative charges and charges deducted from the Account. (See "Free-Look Period.")

                       PREMIUMS. The minimum amount which the Company will accept as an initial premium is $1,000. Subsequent premiums of not less than $50 may be paid under the Contract. (See "Premiums.")

                       ALLOCATION OF PREMIUMS. Premiums under a Contract will be allocated, as designated by the owner, to one or more Subaccounts, the Declared Interest Option, or both. The initial premium will be allocated to the Money Market Subaccount for a 10-day period following the Contract date. At the end of that period, the amount in the Money Market Subaccount will be allocated among the Subaccounts and the Declared Interest Option in accordance with the owner's percentage allocation in the application. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Fund. The cash value, except for amounts in the Declared Interest Option, will vary according to the investment performance of the Portfolios of the Fund in which the selected Subaccounts are invested. Interest will be credited to amounts in the Declared Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See "Allocation of Premiums.")

                       TRANSFERS. On or before the retirement date, the owner may transfer all or part of the amount in a Subaccount or the Declared Interest Option to another Subaccount or
                       the   Declared   Interest  Option   subject   to  certain
                       restrictions.

                       The total amount transferred each time must be at least $100 or the entire amount in the Subaccount, if less. Only one transfer out of the Declared Interest Option is allowed each Contract year and that transfer must be for no more than 25% of the cash value in that option. No fee is currently charged for transfers, but the Company reserves the right to assess a transfer processing fee of $25 for each transfer after the first transfer during a Contract year. (See "Transfer Privilege.")

                       PARTIAL SURRENDER. Upon written notice at any time before the retirement date, the owner may surrender part
                       of   the   cash  surrender   value  subject   to  certain
                       limitations. (See "Partial Surrenders.")

                       SURRENDER. Upon written notice received on or before the retirement date, the owner may surrender the Contract and receive its cash surrender value. (See "Surrender.")
--------------------------------------------------------------------------------
CHARGES AND
DEDUCTIONS
                       The following charges and deductions are assessed under the Contract:
                       SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). No charge for sales expense is deducted from premiums at the time premiums are paid. However, if a Contract has not been in force for six full Contract years, upon surrender, partial surrender or the application of the cash value to certain payment options under certain circumstances, a surrender charge is deducted from the amount surrendered or from the remaining cash value.

                       For the first Contract year, the charge is 6% of the amount surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract year. In no event will the total surrender charge on any Contract exceed 8 1/2% of the total premiums paid under the Contract. (See "Charge for Partial Surrender or Surrender.")

                       Subject to certain restrictions, for the first partial surrender or surrender in each Contract year after the first Contract year, up to 10% of the cash value (as of the date the surrender request is received at the Home Office) may be surrendered without a surrender charge. (See "Amounts Not Subject to Surrender Charge.") The surrender charge may be waived as provided in the Contracts. (See "Waiver of Surrender Charge.")

                       ANNUAL ADMINISTRATIVE CHARGE. On the Contract date and on each Contract anniversary prior to the retirement date, the Company deducts an annual administrative charge of $30 from the cash value. (See "Annual Administrative Charge.")

                       MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Account at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risks). (See "Mortality and Expense Risk Charge.")
--------------------------------------------------------------------------------
ANNUITY PROVISIONS
                       On   the  retirement  date,  the  cash  value  (less  any
                       applicable surrender charge) will be applied under a payment option, unless the owner chooses to receive the cash surrender value in a lump sum. Payments under these options do not depend upon the Account's performance. (See "Payment Options.")
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
                       Generally, a distribution (including a surrender, partial surrender or death benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see "Federal Tax Matters."
--------------------------------------------------------------------------------
                   CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                       The Account commenced operations on December 13, 1993, however, no premiums were received until January 3, 1994. The information presented below reflects the Accumulation Unit information for the Subaccounts through December 31, 1994.

                                       ACCUMULATION UNIT   ACCUMULATION
                                       VALUE AT BEGINNING  UNIT VALUE AT  NUMBER OF UNITS AT
SUBACCOUNT                                  OF YEAR         END OF YEAR      END OF YEAR
-------------------------------------  ------------------  -------------  ------------------
Growth Common Stock                      $    10.000000    $    9.444367      432,277.301991
High Grade Bond                               10.000000         9.814168       76,901.476870
High Yield Bond                               10.000000         9.694750      121,183.181173
Managed                                       10.000000         9.391586      399,444.197239
Money Market                                  10.000000        10.244543       34,710.804010
Blue Chip                                     10.000000         9.894181       79,759.631145

--------------------------------------------------------------------------------
                   THE COMPANY, ACCOUNT AND FUND
--------------------------------------------------------------------------------
FARM BUREAU LIFE
INSURANCE COMPANY
                       The Company is a stock life insurance company incorporated in the State of Iowa on October 30, 1944. 100% of the outstanding voting shares of the Company are owned by Farm Bureau Multi-State Services, Inc. Iowa Farm Bureau Federation owns 64.967% of the outstanding voting stock of Farm Bureau Multi-State Services, Inc. The Company is principally engaged in the offering of life insurance policies, disability income and other health insurance policies and annuity contracts and is admitted to do business in eight states--Iowa, Kansas, Minnesota, Nebraska, North Dakota, South Dakota, Utah and Wisconsin.
--------------------------------------------------------------------------------
IOWA FARM BUREAU
FEDERATION
                       Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------
FARM BUREAU LIFE
ANNUITY ACCOUNT
                       The Account was established by the Company as a separate account on July 26, 1993. The Account will receive and invest premiums paid under the Contracts. In addition, the Account may receive and invest premiums for any other variable annuity contracts issued in the future by the Company.
                       Although the assets in the Account are the property of the Company, the assets in the Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Account are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Account. The Company has the right to transfer to the general account any assets of the Account which are in excess of such reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

                       The Account currently is divided into six Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding Portfolio of the Fund. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount.

                       The Account has been registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Account or the Company by the Commission. The Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.
--------------------------------------------------------------------------------
FBL VARIABLE
INSURANCE SERIES FUND
                       The Account invests in shares of the Fund, a management investment company of the series type with six investment Portfolios. The Fund currently has a Growth Common Stock Portfolio, a High Grade Bond Portfolio, a High Yield Bond Portfolio, a Managed Portfolio, a Money Market Portfolio and a Blue Chip Portfolio. The Fund may, in the future, provide for additional portfolios. Each Portfolio has its own investment objectives and the income and losses for each Portfolio of the Fund will be determined separately. The investment objectives and policies of each Portfolio are summarized below. There is no assurance that any Portfolio will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the prospectus for the Fund, which must accompany or precede this prospectus and which should be read carefully and retained for future reference.

                           GROWTH COMMON STOCK PORTFOLIO. This Portfolio seeks long-term capital appreciation with current income as a secondary objective. The Portfolio will pursue these objectives by investing in common stocks which appear to the Fund's investment adviser to possess above-average potential for appreciation in market value.

                           HIGH GRADE BOND PORTFOLIO. This Portfolio seeks as high a level of current income as is consistent with an investment in a high quality portfolio of debt securities. The Portfolio will pursue this objective by investing primarily in debt securities rated AAA, AA or A by Standard & Poor's Corporation or Aaa, Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

                           HIGH YIELD BOND PORTFOLIO. This Portfolio seeks as a primary objective as high a level of current income as is consistent with investment in a portfolio of fixed-income securities rated in the lower categories of established rating services. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in fixed-income securities rated Baa or lower by Moody's Investors Service, Inc. and/or BBB or lower by Standards & Poor's Corporation, or in unrated securities of comparable quality. AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL RISK. (See the Fund Prospectus "Principal Risk Factors--Special Considerations--High Yield Bonds.")

                           MANAGED PORTFOLIO. This Portfolio seeks the highest total investment return of income and capital appreciation. The Portfolio will pursue this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities of the type in which the Growth Common Stock Portfolio may invest; (ii) high quality debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) high quality short-term money market instruments of the type in which the Money Market Portfolio may invest.

                           MONEY MARKET PORTFOLIO. This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U .S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                           BLUE CHIP PORTFOLIO. This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing primarily in common stocks of well-capitalized, established companies. Because this Portfolio may be invested heavily in particular stocks or industries, an investment in this Portfolio may entail relatively greater risk of loss.

                       The Fund currently sells shares only to the Account and a separate account of the Company supporting variable life insurance contracts. The Fund may in the future sell shares to other separate accounts of the Company or its life insurance company affiliates supporting other variable products, or to variable life insurance and annuity separate accounts of insurance companies not affiliated with the Company. The Company currently does not foresee any disadvantages to owners arising from the sale of shares to support its variable life insurance contracts or that would arise if the Fund were to offer its shares to support products other than the Contracts or such variable life insurance contracts. However, the management of the Fund will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if the Fund were to offer its shares to support products other than the Contracts or such variable life insurance contracts. In the event of such a conflict, it would determine what action, if any, should be taken in response to the conflict. In addition, if the Company believes that the Fund's response to any such conflicts insufficiently protects owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the Fund Prospectus for more detail.)

                       FBL Investment Advisory Services, Inc. (the "Adviser") serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Trustees of the Fund. The Adviser is a wholly-owned, indirect subsidiary of the Company.

                       The Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the SEC.

--------------------------------------------------------------------------------
ADDITION, DELETION OR
SUBSTITUTION OF
INVESTMENTS
                       The Company reserves the right, subject to applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if, in the Company's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Account, the Company may redeem the shares, if any, of that Portfolio and substitute shares of another Portfolio of the Fund or of another registered open-end management investment company. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.
                       The Company also reserves the right to establish additional subaccounts of the Account, each of which would invest in shares corresponding to a portfolio of the Fund or in shares of another investment company having a specified investment objective. The Company may, in its sole discretion, establish new subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccounts may be made available to existing Contract owners on a basis to be determined by the Company. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax or investment conditions warrant.

                       In  the  event of  any such  substitution or  change, the
                       Company may, by appropriate endorsement, change the Contract to reflect the substitution or change. If the Company deems it to be in the best interest of Contract owners and annuitants, and subject to any approvals that may be required under applicable law, the Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other Company separate accounts or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of owners or the persons who have such rights under the Contracts.
--------------------------------------------------------------------------------
                   DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------
ISSUANCE OF A
CONTRACT
                       In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of FBL Marketing Services, Inc. ("FBL Marketing"), a broker-dealer having a selling agreement with FBL Marketing or a broker-dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. There is no maximum age for owners on the Contract date.
--------------------------------------------------------------------------------
PREMIUMS
                       The minimum initial premium which the Company will accept is $1,000. Subsequent premium payments may be paid at any time during the annuitant's lifetime and before the retirement date and must be for at least $50.
                       At the time of application, a premium reminder notice schedule may be selected based on an annual, semi-annual or quarterly payment. The owner will receive a premium reminder notice at the specified interval. The owner may change the amount and schedule of the premium reminder notice. Also, under the Automatic Payment Plan, the owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed." The Contract will not necessarily lapse even if premiums are not paid.
--------------------------------------------------------------------------------
FREE-LOOK PERIOD
                       The Contract provides for an initial "free-look" period. The owner has the right to return the Contract within 10 days of receiving it. When the Company receives the returned Contract at its Home Office, it will cancel the Contract and refund to the owner an amount equal to the greater of the premiums paid under the Contract or the sum of the cash value as of the date the returned Contract is received by the Company at its Home Office plus the amount of the annual administration charge and any charges deducted from the Account.
--------------------------------------------------------------------------------
ALLOCATION OF
PREMIUMS
                       If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial premium will be allocated to the Money Market Subaccount within two business days of receipt of such premium by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to the Company retaining the premium until the application is complete. Once the application is complete, the initial premium will be allocated to the Money Market Subaccount within two business days.
                       At the time of application, the owner selects how the initial premium is to be allocated among the Subaccounts and the Declared Interest Option. Any allocation must be for at least 10% of a premium payment and be in whole percentages.

                       The initial premium will be allocated to the Money Market Subaccount for a 10-day period following the Contract date. After the expiration of the 10-day period, the amount in the Money Market Subaccount will be allocated among the Subaccounts and the Declared Interest Option in accordance with the owner's percentage allocation in the application. Any subsequent premiums will be allocated at the end of the valuation period in which the subsequent premium is received by the Company in the same manner, unless the allocation percentages are changed. Subsequent premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received. However, owners may direct individual payments to a specific Subaccount or the Declared Interest Option (or any combination thereof) without changing the existing allocation schedule.

                       The allocation schedule may be changed by the owner at any time by written notice. Changing the allocation schedule will not change the allocation of existing cash value among the Subaccounts or the Declared Interest Option.

                       The cash values allocated to a Subaccount will vary with that Subaccount's investment experience, and the owner bears the entire investment risk. Owners should periodically review their premium allocation schedule in light of market conditions and their overall financial objectives.
--------------------------------------------------------------------------------
VARIABLE CASH VALUE
                       The variable cash value will reflect the investment experience of the selected Subaccounts, any premiums paid, any surrenders or partial surrenders, any transfers and any charges assessed in connection with the Contract. There is no guaranteed minimum variable cash value, and, because a Contract's variable cash value on any future date depends upon a number of variables, it cannot be predetermined.
                       CALCULATION OF VARIABLE CASH VALUE. The variable cash value is determined at the end of each valuation period. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying that Subaccount's unit value for the relevant valuation period by the number of Subaccount units allocated to the Contract.

                       DETERMINATION OF NUMBER OF UNITS. Any amounts allocated to the Subaccounts will be converted into Subaccount units. The number of units to be credited to a Contract is determined by dividing the dollar amount being allocated to a Subaccount by the unit value for that Subaccount at the end of the valuation period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the valuation period by any premiums allocated to the Subaccount during the current valuation period and by any amounts transferred to the Subaccount from another

                       Subaccount or the Declared Interest Option during the current valuation period. The number of units in any Subaccount will be decreased at the end of the valuation period by any amounts transferred from that Subaccount to another Subaccount or the Declared Interest Option, any amounts surrendered during the current valuation period, any surrender charge assessed upon a partial or full surrender and the annual administrative charge, if assessed during the current valuation period.

                       DETERMINATION OF UNIT VALUE. The unit value for each Subaccount's first valuation period is set at $10. The unit value for a Subaccount is calculated for each subsequent valuation period by dividing (a) by (b) where:

                           (a)is the net result of:

                              1. the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

                              2. the investment income, dividends, and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

                              3. the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

                              4. any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the Subaccount; minus

                              5. the daily amount charged for mortality and expense risks for each day of the current valuation period; and

                           (b)the  number units  outstanding at  the end  of the
                              preceding valuation period.
--------------------------------------------------------------------------------
TRANSFER PRIVILEGE
                       Before the retirement date, an owner may transfer all or part of an amount in a Subaccount to another Subaccount or the Declared Interest Option at any time, or transfer up to 25% of an amount in the Declared Interest Option to one or more Subaccounts. However, if a transfer request would reduce the amount in the Declared Interest Option below $1,000, the owner may transfer the entire amount from the Declared Interest Option. The minimum transfer amount must be the lesser of $100 or the entire amount in that Subaccount or the Declared Interest Option.
                       The transfer will be made as of the business day on or next following the day written notice requesting such transfer is received at the Home Office. There is no limit on the number of transfers that can be made among or between Subaccounts or the Declared Interest Option. However, only one transfer may be made from the Declared Interest Option each Contract year (See "Transfers from Declared Interest Option.")

                       Currently, there is no charge for transfers. The Company reserves the right, however to charge $25 for each transfer after the first transfer in any Contract year. For the purpose of assessing the transfer fee, all transfer requests received together in a valuation period would be considered to be one transfer, regardless of the Subaccounts or the Declared Interest Option affected. The processing fee would be deducted from the amount being transferred.

                       Transfers may be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to the Company. The Company reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.
--------------------------------------------------------------------------------
PARTIAL SURRENDERS
AND SURRENDERS
                       PARTIAL SURRENDERS. At any time before the retirement date, an owner may make a partial surrender of the cash surrender value. The minimum amount which may be surrendered is $500; the maximum amount is that which would leave the remaining cash value equal to or less than $2,000. A partial surrender request that would reduce the cash value to $2,000 or less will be treated as a full surrender of the Contract. The Company will withdraw the amount requested from the cash value as of the Business Day on or next following the day written notice requesting the partial surrender is received at the Home Office. Any applicable surrender charge will, at the election of the owner, be deducted from the remaining cash value or be deducted from the amount withdrawn. (See "Surrender Charge.")

                       The owner may specify the amount of the partial surrender to be made from certain Subaccounts or the Declared Interest Option. If the owner does not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is inadequate to comply with the request, the partial surrender will be made from each Subaccount and the Declared Interest Option based on the proportion that the value in such Subaccount bears to the total cash value immediately prior to the partial surrender.

                       A partial surrender may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

                       SURRENDER. At any time before the retirement date, the owner may request a surrender of the contract for its cash surrender value. The cash surrender value will be determined as of the Business Day on or next following the date written notice requesting surrender and the
                       Contract are received at the Home Office. The cash surrender value will be paid in a lump sum unless the owner requests payment under a payment option. A surrender may have adverse federal income tax consequences. (See "Taxation of Annuities.")

                       SURRENDER   AND  PARTIAL   SURRENDER  RESTRICTIONS.  The
                       owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

                       RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans.
                       Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.
--------------------------------------------------------------------------------
DEATH BENEFIT BEFORE
THE RETIREMENT DATE
                       If the annuitant (who is always the owner) dies before the retirement date, the Company will pay the death benefit under the Contract to the beneficiary. The death benefit is equal to the greater of the sum of the premiums paid less any partial surrenders (including applicable surrender charges), or the cash value on the date the Company receives due proof of the annuitant's death. There is no death benefit payable if the annuitant dies after the retirement date. The death benefit will be paid to the beneficiary in a lump sum unless the owner or beneficiary elects a payment option.
                       If the annuitant (who is always the owner) dies before the retirement date, federal tax law applicable to a Non-Qualified Contract requires that the cash value be distributed to the beneficiary within five years after the date of the owner's death. These distribution requirements will be considered satisfied as to any portion of the proceeds payable to, or for the benefit of, a designated beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that beneficiary, provided that such distributions begin within one year of the owner's death. However, if the owner's spouse is the designated beneficiary, the Contract may be continued with such surviving spouse as the new owner.

                       If the owner dies on or after the retirement date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.

                       Other rules may apply to a Qualified Contract.

--------------------------------------------------------------------------------
PROCEEDS ON THE
RETIREMENT DATE
                       The retirement date is selected by the owner. For Non-Qualified Contracts, the retirement date may not be after the later of the annuitant's age 90 or 10 years after the Contract date. For Qualified Contracts, the retirement date must be no later than the annuitant's age 70 1/2 or such other date as meets the requirements of the Code.
                       On the retirement date, the proceeds will be applied under the life income annuity payment option with ten years guaranteed, unless the owner chooses to have the proceeds paid under another payment option or in a lump sum. (See "Payment Options.") If a payment option is elected, the amount that will be applied is the cash value less any applicable surrender charge. If a lump sum payment is chosen, the amount paid will be the cash surrender value on the retirement date.

                       The retirement date may be changed subject to these limitations: the owner's written notice must be received at the Home Office at least 30 days before the current retirement date; the requested retirement date must be a date that is at least 30 days after receipt of the written notice; and the requested retirement date must be no later than the annuitant's 90th birthday or any earlier date required by law.
--------------------------------------------------------------------------------
PAYMENTS
                       Any surrender, partial surrender or death benefit will usually be paid within seven days of receipt of a written request, any information or documentation reasonably necessary to process the request and, in the case of a death benefit, receipt and filing of due proof of death. However, payments may be postponed if:

                           1. the New York Stock Exchange is closed, other  than
                              customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

                           2. the  SEC permits by an  order the postponement for
                              the protection of owners; or

                           3. the SEC determines that  an emergency exists  that
                              would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

                       If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

                       The Company has the right to defer payment of any surrender, partial surrender or transfer from the Declared Interest Option for up to six months from the date of receipt of written notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period as required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.
--------------------------------------------------------------------------------
MODIFICATION
                       Upon notice to the owner, the Company may modify the Contract if:

                           1. necessary to  make  the Contract  or  the  Account
                              comply with any law or regulation issued by a governmental agency to which the Company is subject; or

                           2. necessary to assure continued qualification of the
                              Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

                           3. necessary  to reflect a change in the operation of
                              the Account; or

                           4. the  modification   provides  additional   Account
                              and/or fixed accumulation options.

                       In the event of most such modifications, the Company will make appropriate endorsement to the Contract.
--------------------------------------------------------------------------------
REPORTS TO OWNERS
                       At least annually, the Company will mail to each owner, at such owner's last known address of record, a report containing the cash value (including the cash value in each

                       Subaccount and the Declared Interest Option) of the Contract, premiums paid and charges deducted since the last report, partial surrenders made since the last report and any further information required by any applicable law or regulation.
--------------------------------------------------------------------------------
INQUIRIES
                       Inquiries regarding a Contract may be made by writing to the Company at its Home Office.
--------------------------------------------------------------------------------
                   THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------
                       An owner may allocate some or all of the premiums and transfer some or all of the cash value to the Declared Interest Option, which is part of the general account and pays interest at declared rates guaranteed for each Contract year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. The Company's general account supports its insurance and annuity obligations.
                       The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Declared Interest Option nor the Company's general account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's general account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this prospectus are for the owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                       The portion of the cash value allocated to the Declared Interest Option (the "Declared Interest Option cash value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the general account, the Company assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------
MINIMUM GUARANTEED
AND CURRENT INTEREST
RATES
                       The Declared Interest Option cash value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. The Company intends to credit the Declared Interest Option cash value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on the amounts in the Declared Interest Option in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of the Company. The owner, therefore, assumes the risk that interest credited may not exceed the guaranteed rate.
                       From time to time, the Company establishes new current interest rates for the Declared Interest Option under the Contracts. The rate applicable for a particular Contract is the rate in effect on the most recent Contract anniversary. This rate remains unchanged for that Contract until the next Contract anniversary (I.E., for the entire Contract year). During each Contract year, the entire Declared Interest Option cash value (including amounts allocated or transferred to the Declared Interest Option during that year) is credited with the interest rate in effect for that Contract year. Once credited, interest becomes part of the Declared Interest Option cash value.

                       The Company reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the current interest rate applies to less than a Contract year (except for the year in which such amount is received or transferred).

                        CALCULATION OF DECLARED INTEREST OPTION CASH VALUE. The Declared Interest Option cash value at any time is equal to amounts allocated and transferred to it, plus interest credited less amounts deducted, transferred or withdrawn.

--------------------------------------------------------------------------------
TRANSFERS FROM
DECLARED INTEREST
OPTION
                       One transfer is allowed from the Declared Interest Option to any or all of the Subaccounts in each Contract year. The amount transferred from the Declared Interest Option may not exceed 25% of the Declared Interest Option cash value on the date of transfer, unless the balance after the transfer would be less than $1,000, in which case the entire amount may be transferred.
--------------------------------------------------------------------------------
PAYMENT DEFERRAL
                       The Company  has  the  right  to  defer  payment  of  any
                       surrender, partial surrender or transfer from the Declared Interest Option up to six months from the date of receipt of the written notice for surrender or transfer.
--------------------------------------------------------------------------------
                   CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
SURRENDER CHARGE
(CONTINGENT DEFERRED
SALES CHARGE)
                       GENERAL. No charge for sales expenses is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the cash value if a partial surrender or surrender is made before the retirement date. Also, as described below, a surrender charge may be deducted from amounts applied to certain payment options.
                       In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the excess will be retained by the Company. The Company does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from the Company's general assets which may include amounts derived from the mortality and expense risk charge.

                       CHARGE FOR PARTIAL SURRENDER OR SURRENDER. During the first six Contract years, if a partial surrender or surrender is made, the applicable surrender charge will be as follows:

CONTRACT YEAR IN                        CHARGE AS PERCENTAGE OF
WHICH SURRENDER OCCURS                    AMOUNT SURRENDERED
--------------------------------------  -----------------------
1.....................................                6%
2.....................................                5
3.....................................                4
4.....................................                3
5.....................................                2
6.....................................                1
7 and after...........................                0

                       No surrender charge is deducted if the partial surrender or surrender occurs after six full Contract years.

                       In no event will the total surrender charges assessed under a Contract exceed 8 1/2% of the total premiums paid under that Contract.

                       If the Contract is being surrendered, the surrender charge is deducted from the cash value in determining the cash surrender value. For a partial surrender, the surrender charge may, at the election of the owner, be deducted from the cash value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

                       AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. For the first partial surrender or surrender in each Contract year after the first Contract year, up to 10% of the cash value (as of the date the surrender request is received at the Home Office) may be surrendered without a surrender charge.

                       Any amounts surrendered in excess of 10% or subsequent to the first partial surrender will be assessed a surrender charge. This right is not cumulative from Contract year to Contract year.

                       SURRENDER CHARGE AT THE RETIREMENT DATE. If any payment option is selected at the retirement date other than options 2-5 described below (see "Payment Options"), the surrender charge is assessed against the cash value applied to that option. If payment options 3 or 5 are selected, no surrender charge is assessed and if payment options 2 or 4 are selected, the surrender charge is applied by adding the fixed number of years for which payments will be made under the option to the number of Contract years since the Contract date and using this sum in the surrender charge table.

                       WAIVER OF SURRENDER CHARGE. Upon written notice from the owner before the retirement date, the surrender charge will be waived on any partial or full surrender if he or she is, as defined in the Contract, confined to a nursing home, becomes totally disabled or becomes terminally ill.
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE
CHARGE
                       On the Contract date and on each Contract anniversary prior to the retirement date, the Company deducts from the cash value an annual administrative charge of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Declared Interest Option based on the proportion that the value in each such Subaccount bears to the total cash value. The Company does not expect to make a profit on this charge. No annual administrative charge is payable during the annuity payment period.
--------------------------------------------------------------------------------
TRANSFER PROCESSING
FEE
                       Currently, there is no charge for transfers. The Company reserves the right, however, to charge $25 for each transfer after the first transfer in any Contract year. For the purpose of assessing the fee, all transfer requests received together in a given valuation period would be considered to be one transfer, regardless of the Subaccounts or the Declared Interest Option affected. The fee would be deducted from the amount being transferred. The Company does not expect a profit from this charge in the event that it is taken.
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE
RISK CHARGE
                       To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Account. The charge is at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk).
                       The mortality risk the Company assumes is that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the owner/annuitant dies before the retirement date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees may be insufficient to cover actual future expenses.

                       If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by the Company, the Company will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of sales expenses.
--------------------------------------------------------------------------------
FUND EXPENSES
                       Because the Account purchases shares of the Fund, the net assets of the Account will reflect the investment advisory fees and other operating expenses incurred by the Fund. (See the accompanying Fund Prospectus.)
--------------------------------------------------------------------------------
PREMIUM TAXES
                       Currently, no charge or deduction is made under the Contracts for premium taxes. The Company reserves the right, however, to deduct such taxes from cash value.
                       Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates are subject to change, from time to time, by legislative and other governmental action.
--------------------------------------------------------------------------------
OTHER TAXES
                       Currently, no charge is made against the Account for any federal, state or local taxes that the Company incurs or that may be attributable to the Account or the Contracts.

                       The Company may, however, make such a charge in the future for any such tax or economic burden on the Company resulting from the application of the tax laws that it determines to be properly attributable to the Account or Contracts.
--------------------------------------------------------------------------------
                   PAYMENT OPTIONS
--------------------------------------------------------------------------------
                       The Contract ends on the retirement date, at which time the cash value (or, under certain options, the cash surrender value) will be applied under a payment option, unless the owner elects to receive the cash surrender value in a single sum. If an election of a payment option has not been filed at the Home Office on the retirement date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. Prior to the retirement date, the owner can have the entire cash surrender value applied under a payment option, or a beneficiary can have the death benefit applied under a payment option. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable payment option can be issued.

                       The payment options available are described below. The term "payee" means a person who is entitled to receive payment under that option. The payment options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity payment period that is not in any way dependent upon the investment experience of the Account.
--------------------------------------------------------------------------------
ELECTION OF OPTIONS
                       An option may be elected, revoked or changed at any time before the retirement date while the annuitant is living. If an election is not in effect at the annuitant's death or if payment is to be made in one sum under an existing election, the beneficiary may elect one of the options after the death of the owner/annuitant.
                       An election of payment options and any revocation or change must be made by written notice and signed by the owner or beneficiary, as appropriate.

                       The Company reserves the right to refuse the election of a payment option other than paying the proceeds in a lump sum if: 1) the total payments together would be less than $2,000; 2) each payment would be less than $20; or 3) the payee is an assignee, estate, trustee, partnership, corporation or association.
--------------------------------------------------------------------------------
DESCRIPTION OF
OPTIONS
                       OPTION 1--INTEREST INCOME. To have the proceeds left with the Company to earn interest at a rate to be determined by the Company. Interest will be paid every month or every 3, 6 or 12 months as the payee selects. Under this option, the payee may withdraw part or all of the proceeds at any time.
                       OPTION 2--INCOME FOR A FIXED TERM. To have the proceeds paid out in equal installments for a fixed number of years.

                       OPTION 3--LIFE INCOME OPTION WITH SPECIFIED NUMBER OF YEARS GUARANTEED. To have the proceeds paid in equal amounts (at intervals elected by the payee) during the Payee's lifetime with the guarantee that payments will be made for a period of not less than the specified number of years. Under this option, at the death of a payee having no beneficiary (or where the beneficiary died prior to the payee), the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the payee's estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the beneficiary's estate. Calculation of such present value shall be no less than 3%.

                       OPTION 4--INCOME OF A FIXED AMOUNT. To have the proceeds paid out in equal installments (at intervals elected by the payee) of a specific amount. The payments will continue until all the proceeds plus interest have been paid out.

                       OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. To have proceeds paid out in equal installments for as long as two joint payees live. When one payee dies, installments of two-thirds of the first installment will be paid to the surviving payee until he or she dies.

                       The amount of each payment will be determined from the tables in the Contract which apply to the particular option using the payee's age and sex. Age will be determined from the nearest birthday at the due date of the first payment.

                       ALTERNATE PAYMENT OPTION. In lieu of one of the above options, the cash value, cash surrender value or death benefit, as applicable, may be settled under any other payment option made available by the Company or requested and agreed to by the Company.
--------------------------------------------------------------------------------
                   YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
                       From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

                       Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Fund. The Fund's performance in part reflects the Fund's expenses. (See the Fund Prospectus.)

                       The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                       The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

                       The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. When a Subaccount has been in operation for one, five and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Account commenced operations, performance information will be calculated based on the performance of the Fund's portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Fund's portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

                       The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount

                       (including any surrender charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

                       In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may, from time to time, disclose cumulative total return for Contracts funded by Subaccounts.

                       From time to time, yields, standard average annual total returns and non-standard total returns for the Fund's portfolios may be disclosed, including such disclosures for periods prior to the date the Account commenced operations.

                       Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

                       In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                       Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

                       Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

                       The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are
                       reinvested   and  can   lead  to   substantial  long-term
                       accumulation of assets, provided that the underlying Portfolio's investment experience is positive.
--------------------------------------------------------------------------------
                       FEDERAL TAX MATTERS
                       THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED
                       AS TAX ADVICE
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INTRODUCTION
                       This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by the
                       Company.   Any   person   concerned   about   these   tax
                       implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present
                       Federal   income   tax  laws,   as  they   are  currently
                       interpreted  by   the   Internal  Revenue   Service.   No
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                       representation  is  made  as  to  the  likelihood  of the
                       continuation of the present federal income tax laws or of
                       the  current  interpretation  by  the  Internal   Revenue
                       Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

                       The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
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TAX STATUS OF THE
CONTRACT
                       DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Account, through each Portfolio of the Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the
                       Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have control over the Fund in which the Account invests, we believe that each Portfolio in which the Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.
                       In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incident of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

                       The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Account. In addition, the Company

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                       does not know what standards  will be set forth, if  any,
                       in   the  regulations  or   rulings  which  the  Treasury
                       Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Account.

                       REQUIRED  DISTRIBUTIONS. In  order to  be treated  as an
                       annuity  contract  for  federal  income  tax   purposes,
                       Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the retirement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the new owner.

                       The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code
                       Section 72(s) when clarified by regulation or otherwise.

                       Other rules may apply to Qualified Contracts.

                       The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.
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TAXATION OF ANNUITIES
                       IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the cash value (e.g., partial surrenders and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.
                       The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the cash value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax adviser.

                       The following discussion generally applies to Contracts owned by natural persons.

                       PARTIAL SURRENDERS. In the case of a partial surrender from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The
                       "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

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                       In  the case of a  partial surrender from a Non-Qualified
                       Contract,  under  Section  72(e)  amounts  received   are
                       generally  first treated as taxable  income to the extent
                       that  the  cash  value  immediately  before  the  partial
                       surrender  exceeds  the "investment  in the  contract" at
                       that  time.  Any  additional  amount  withdrawn  is   not
                       taxable.

                       In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

                       Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

                       ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. Stated differently, prior to recovery of the investment in the contract, generally, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payment; however, the remainder of each income payment is taxable. After the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

                       TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the owner/ annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                       PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

                           1. made on or after the taxpayer reaches age 59 1/2;

                           2. made  on or after  the death of  the holder (or if
                              the holder is not an individual, the death of the primary annuitant);

                           3. attributable to the taxpayer becoming disabled;

                           4. as   part  of  a  series  of  substantially  equal
                              periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

                           5. made  under certain annuities issued in connection
                              with structured settlement agreements;

                           6. made under an annuity  contract that is  purchased
                              with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

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                           7. any  payment allocable to an investment (including
                              earnings thereon) made before August 14, 1982 in a contract issued before that date.

                       Other tax penalties may apply to certain distributions under a Qualified Contract.

                       POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).
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TRANSFERS,
ASSIGNMENTS OR
EXCHANGES OF A
CONTRACT
                       A transfer of ownership of a Contract, the designation of an annuitant, Payee or other Beneficiary who is not also the owner, the selection of certain retirement dates or the exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
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WITHHOLDING
                       Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.
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MULTIPLE CONTRACTS
                       All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under
                       Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract owner should consult a competent tax adviser before purchasing more than one annuity contract.
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TAXATION OF QUALIFIED
PLANS
                       The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
                       Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do
                       not   conform  to  specified   commencement  and  minimum
                       distribution rules; aggregate distributions in excess  of
                       a   specified  annual  amount;  and  in  other  specified
                       circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, the annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be
                       subject   to  the  terms  and  conditions  of  the  plans
                       themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.
                       Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts
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                       comply  with applicable law. Brief descriptions follow of
                       the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

                       CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

                       INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code
                       permits   eligible  individuals  to   contribute  to  an
                       individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

                       TAX  SHELTERED  ANNUITIES.  Section 403(b)  of  the Code
                       allows   employees   of   certain   Section    501(c)(3)
                       organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on
                       a  Contract  that  will   provide  an  annuity  for   the
                       employee's retirement. These premiums may be subject to FICA (social security) tax.
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POSSIBLE CHARGE FOR
THE COMPANY'S TAXES
                       At the present time, the Company makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such
                       Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.
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OTHER TAX
CONSEQUENCES
                       As  noted above, the foregoing comments about the Federal
                       tax  consequences   under   these   Contracts   are   not
                       exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.
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                   DISTRIBUTION OF THE CONTRACTS
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                       The  Contracts  will  be  offered  to  the  public  on  a
                       continuous  basis.  The   Company  does  not   anticipate
                       discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by
                       applicable   state  insurance  authorities  to  sell  the
                       Company's variable annuity contracts and who are also registered representatives of FBL Marketing,
                       broker/dealers   having   selling  agreements   with  FBL
                       Marketing or broker/dealers having selling agreements with such broker/dealers. FBL Marketing is an indirect wholly-owned subsidiary of the Company and is registered with the SEC under the Securities Exchange Act of 1934 as
                       a   broker-dealer  and  is  a   member  of  the  National
                       Association of Securities Dealers, Inc.
                       FBL Marketing acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Account
                       pursuant   to  an  Underwriting   Agreement  between  the

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                       Company and FBL Marketing. FBL Marketing is not obligated
                       to sell any specific number of Contracts. FBL Marketing's principal business address is the same as that of the Company.

                       The Company may pay sales representatives commissions up to an amount equal to 4% of the premiums paid under a Contract during the first six Contract years and 1% of the premiums paid in the seventh and subsequent Contract years. Managers of sales representatives and general agencies employing such representatives may also receive commission overrides of up to 1/2 of 1% premiums. The Company also may pay other distribution expenses such as
                       production   incentive  bonuses,  agent's  insurance  and
                       pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "Charges and Deductions."
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                   LEGAL PROCEEDINGS
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                       There  are no legal proceedings to which the Account is a
                       party or the assets of the Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Account.
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                   VOTING RIGHTS
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                       In  accordance with  its view of  current applicable law,
                       the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation
                       thereof  should   change,   or  the   Company   otherwise
                       determines that it is allowed to vote the shares in its own right, it may elect to do so.

                       The number of votes that an owner has the right to instruct will be calculated separately for each Subaccount, and may include fractional votes. An owner holds a voting interest in each Subaccount to which the cash value is allocated. The owner only has voting interest prior to the retirement date. For each owner, the number of votes attributable to a Subaccount will be determined by dividing the cash value attributable to that owner's Contract in that Subaccount by the net asset value per share of the Fund portfolio in which that Subaccount invests.

                       The number of votes of a Portfolio which are available to the owner will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund. Each owner having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

                       Fund shares as to which no timely instructions are received and shares held by the Company in a Subaccount as to which no owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.
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                   FINANCIAL STATEMENTS
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                       The audited balance sheets for the Company as of December
                       31,   1994  and  1993  and  the  related  statutory-basis
                       statements of operations, changes in net worth and cash flows for each of the three years ended December 31, 1994 as well as the Report of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statement of net assets for the
                       Account  as  of  December   31,  1994  and  the   related
                       statements of operations and changes in net assets for the year then ended as well as the Report of Independent Auditors are contained in the Statement of Additional Information.

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
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                   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                        PAGE


ADDITIONAL CONTRACT PROVISIONS....................................................................          1
                             The Contract.........................................................          1
                             Incontestability.....................................................          1
                             Misstatement of Age or Sex...........................................          1
                             Non-Participation....................................................          1
------------------------------------------------------------------------------------------------------------------------
CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................          1
                             Money Market Subaccount Yields.......................................          1
                             Other Subaccount Yields..............................................          3
                             Average Annual Total Returns.........................................          4
                             Other Total Returns..................................................          6
                             Effect of the Administrative Charge on Performance Data..............          6
------------------------------------------------------------------------------------------------------------------------
LEGAL MATTERS.....................................................................................          6
------------------------------------------------------------------------------------------------------------------------
EXPERTS...........................................................................................          7
------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION.................................................................................          7
------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS..............................................................................          7
------------------------------------------------------------------------------------------------------------------------

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